Summary of Significant Accounting Policies - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	$ 5,733,318	$ 5,215,090
Less accumulated depreciation	(3,194,242)	(3,033,680)
Property and equipment, net	2,539,076	2,181,410
Land
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	124,999	117,128
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	1,128,433	893,694
Machinery, equipment, and other
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	$ 4,479,886	$ 4,204,268